Summary - Invesco Van Kampen Small Cap Value Fund, Class A, B, C And Y | Invesco Van Kampen Small Cap Value Fund
Fund Summary - Invesco Van Kampen Small Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Small Cap Value Fund		Class A, Invesco Van Kampen Small Cap Value Fund	Class B, Invesco Van Kampen Small Cap Value Fund	Class C, Invesco Van Kampen Small Cap Value Fund	Class Y, Invesco Van Kampen Small Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		none	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[1]	2.00%	2.00%	2.00%	2.00%
[1]	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Small Cap Value Fund		Class A, Invesco Van Kampen Small Cap Value Fund	Class B, Invesco Van Kampen Small Cap Value Fund	Class C, Invesco Van Kampen Small Cap Value Fund	Class Y, Invesco Van Kampen Small Cap Value Fund
Management Fees		0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[2]	1.13%	1.88%	1.88%	0.88%
Fee Waiver and/or Expense Reimbursement	[3]	0.10%	0.48%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03%	1.40%	1.78%	0.78%
[1]	Effective May 23, 2011, Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2012, to waive 12b-1 fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.62% of average daily net assets. Unless the Board of Trustees and Invesco Distributors mutually agree to amend or continue the waiver, it will terminate on June 30, 2012.
[2]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[3]	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after Rule 12b-1 fee limit), Class C and Class Y shares to 1.03%, 1.40%, 1.78% and 0.78%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Small Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Small Cap Value Fund	Class A	649	880	1,129	1,841
Class B, Invesco Van Kampen Small Cap Value Fund	Class B	643	844	1,172	1,965
Class C, Invesco Van Kampen Small Cap Value Fund	Class C	281	581	1,007	2,193
Class Y, Invesco Van Kampen Small Cap Value Fund	Class Y	80	271	478	1,075

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen Small Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Small Cap Value Fund	Class A	649	880	1,129	1,841
Class B, Invesco Van Kampen Small Cap Value Fund	Class B	143	544	972	1,965
Class C, Invesco Van Kampen Small Cap Value Fund	Class C	181	581	1,007	2,193
Class Y, Invesco Van Kampen Small Cap Value Fund	Class Y	80	271	478	1,075

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Small Cap Value Fund (the predecessor fund) and the Fund for the fiscal year April 1, 2010 to March 31, 2011 was 67% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period April 1, 2011 to April 30, 2011 was 5% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization companies at the time of investment. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of May 31, 2011, the capitalization of companies in the Russell 2000® Index ranged from $11 million to $5.8 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including developing or emerging market countries, and may invest up to 15% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

Risks of Small Capitalization Companies. Small capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small capitalization companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and are generally less liquid than equity securities of larger companies.

Value Investing Risk. Value investing is subject to the risk that the valuations never improve, and the returns on value equity securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended June 30, 2011): 3.05% Best Quarter (ended June 30, 2009): 23.43% Worst Quarter (ended September 30, 2002): (20.04)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Small Cap Value Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Small Cap Value Fund	Class A: Inception (06/21/99)	Return Before Taxes			22.38%	7.74%	9.59%		Jun. 21, 1999
Return Before Taxes Class B, Invesco Van Kampen Small Cap Value Fund	Class B: Inception (06/21/99)				23.80%	8.19%	9.63%		Jun. 21, 1999
Return Before Taxes Class C, Invesco Van Kampen Small Cap Value Fund	Class C: Inception (06/21/99)				27.45%	8.14%	9.39%		Jun. 21, 1999
Return Before Taxes Class Y, Invesco Van Kampen Small Cap Value Fund	Class Y: Inception (08/12/2005)				29.77%	9.24%		8.71%	Aug. 12, 2005
After Taxes on Distributions Class A, Invesco Van Kampen Small Cap Value Fund	Class A: Inception (06/21/99)	Return After Taxes on Distributions			21.77%	6.67%	8.75%		Jun. 21, 1999
After Taxes on Distributions and Sales Class A, Invesco Van Kampen Small Cap Value Fund	Class A: Inception (06/21/99)	Return After Taxes on Distributions and Sale of Fund Shares			15.35%	6.50%	8.34%		Jun. 21, 1999
S&P 500 Index		S&P 500® Index	[1]	(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Russell 2000 Value Index		Russell 2000® Value Index	[1]	(reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%
Lipper Small-Cap Value Funds Index		Lipper Small-Cap Value Funds Index	[1]		25.74%	4.66%	9.60%
[1]	The Fund has elected to include three benchmark indices: the S&P 500 Index, the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index. The Russell Midcap Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Mid-Cap Growth Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500 Index as its broad-based benchmark instead of the Russell Midcap Growth Index to provide investors a broad proxy for the U.S. market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.